Bond Payables (Details) € in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Aug. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Commissions and issuance costs			$ 1,078
Bond payables					$ 35,418
Bonds payable
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 36,511			€ 25,000	$ 36,458	€ 25,000
Commissions and issuance costs	$ 1,078	€ 738
Nominal interest rate				4.00%	4.00%
Effective interest rate			4.41%
Bond payables					$ 35,418